                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:    May 31, 2021
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..7.2


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number  811-04801
                                  ---------------------------------------------

                            SunAmerica Equity Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  Harborside 5
                         185 Hudson Street, Suite 3300
                         Jersey City, New Jersey 07311
-------------------------------------------------------------------------------
   (Address of principal executive offices)                      (Zip code)

                                   John Genoy
            President and Principal Executive Officer of the Funds
                                  SunAmerica
                              Asset Management LLC
                                  Harborside 5
                         185 Hudson Street, Suite 3300
                         Jersey City, New Jersey 07311
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   201-324-6414
                                                    ---------------------------
Date of fiscal year end:  09/30
                        -------------------------
Date of reporting period:  07/01/2021-07/16/2021
                         ------------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04801
Reporting Period: 07/01/2021 - 07/16/2021
SunAmerica Equity Funds

For shareholder meetings held July 1, 2021 to July 16, 2021*

*During the reporting period, on or before July 16, 2021 all of the remaining series of SunAmerica Equity Funds were either liquidated or sold to Touchstone Investments and held no voting shares of record after that date.







=================== AIG International Dividend Strategy Fund ===================

The proxy voting activity for the Portfolio is as of the period from July 1, 2021 to July 16, 2021. The Portfolio merged with and into the Touchstone International Equity Fund, a series of Touchstone Strategic Trust (the "Strategic Trust"), on July 16, 2021 and held no voting shares of record after that date. The Strategic Trust's filing numbers are 811-03651 and 002-80859.

SAUDI ARABIAN OIL CO.

Ticker:       2222           Security ID:  M8237R104
Meeting Date: JUL 01, 2021   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Board Report on Company         For       For          Management
      Operations for FY 2020
2     Ratify Auditors and Fix Their           For       For          Management
      Remuneration for Q2, Q3 and Annual
      Statement of FY 2021 up to and
      Including Q1 of FY 2031
3.1   Elect Yassir Al Rumyan as Director      None      For          Management
3.2   Elect Ibrahim Al Assaf as Director      None      For          Management
3.3   Elect Mohammed Al Jadaan as Director    None      For          Management
3.4   Elect Mohammed Al Tuweijri as Director  None      For          Management
3.5   Elect Andrew Liveris as Director        None      For          Management
3.6   Elect Lynn Elsenhans as Director        None      For          Management
3.7   Elect Peter Cella as Director           None      For          Management
3.8   Elect Mark Weinberger as Director       None      For          Management
3.9   Elect Stuart Gulliver as Director       None      For          Management
3.10  Elect Khalid Al Dabbagh as Director     None      For          Management
4     Approve Board's Competition Standards   For       For          Management
      in accordance with Article 46(3) of
      the CMA Corporate Governance Regulation


--------------------------------------------------------------------------------

YAGEO CORP.

Ticker:       2327           Security ID:  Y9723R100
Meeting Date: JUL 07, 2021   Meeting Type: Annual
Record Date:  APR 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve 2020 Closing Accounts           For       For          Management
2     Approve to Change the Fund Usage Plan   For       For          Management
      of 2020 GDR and 5th ECB
3     Approve Cash Distribution from Capital  For       For          Management
      Surplus
4.1   Elect Tie-Min Chen with Shareholder No. For       For          Management
      2 as Non-independent Director
4.2   Elect Deng-Rue Wang, a Representative   For       For          Management
      of Hsu Chang Investment Ltd with
      Shareholder No. 99108 as
      Non-independent Director
4.3   Elect Chin-San Wang, a Representative   For       Against      Management
      of Hsu Chang Investment Ltd with
      Shareholder No. 99108 as
      Non-independent Director
4.4   Elect Tzone-Yeong Lin, a                For       Against      Management
      Representative of Hsu Chang Investment
      Ltd with Shareholder No. 99108 as
      Non-independent Director
4.5   Elect Shih-Chien Yang, a                For       Against      Management
      Representative of Hsu Chang Investment
      Ltd with Shareholder No. 99108 as
      Non-independent Director
4.6   Elect Ching-Chang Yen, a                For       Against      Management
      Representative of Hsu Chang Investment
      Ltd with Shareholder No. 99108 as
      Non-independent Director
4.7   Elect Cheng-Ling Lee with ID No.        For       Against      Management
      A110406XXX as Independent Director
4.8   Elect LIN HSU TUN SON with ID No.       For       For          Management
      AC00636XXX as Independent Director
4.9   Elect Hong-So Chen with ID No.          For       Against      Management
      F120677XXX as Independent Director
5     Approve Release of Restrictions of      For       For          Management
      Competitive Activities of Directors




================================ AIG Japan Fund ================================

The proxy voting activity for the Portfolio is as of the period from July 1, 2021 to July 16, 2021. The Portfolio was liquidated on July 12, 2021 and held no voting shares of record after that date.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

                                 SIGNATURES


        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                SunAmerica Equity Funds

By (Signature and Title)*:  /s/ John Genoy
                            ----------------------------------------------------
                            Name: John Genoy
                            Title: President and Principal Executive Officer
                                   of the Funds

Date:  October 22, 2021

* Print the name and title of each signing officer under his or her signature.

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